Note 7 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - Prospective land claim package [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Acquisition costs of mineral and surface rights	$ 150	$ 75
Geochemical	125	103
Camp and site costs	58	95
Geological consulting	1,086	806
Geophysical	93
Land taxes and government fees	445	196
Legal, community and other consultation costs	109	47
Travel	149	111
Total for the year	2,215	1,433
Balance, exploration and evaluation	1,433
Balance, exploration and evaluation	$ 3,648	$ 1,433